Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

Series G Preferred Stock

On April 30, 2025, the Company entered into a Securities Purchase Agreement with an institutional investor pursuant to which the Company issued 250 shares of a newly created Series G Convertible Preferred Stock, which is convertible into common stock, par value $0.00001 per share.

The material features of the Series G Preferred Stock, as set forth in the Certificate of Designation for the Preferred Stock (“COD”), include the following: (i) the Series G Preferred Stock is convertible into shares of our common stock at a price equal to 90% of the lowest traded price of the Common Stock during the ten (10) trading days immediately preceding any conversion; (ii) conversions are limited so that no conversion may be made to the extent that, following a conversion, the beneficial ownership of the Investor and its affiliates would be more than 4.99% of our outstanding shares of common stock; (iii) the Series G Preferred Stock is entitled to receive dividends at an annual rate of 12% on the stated value thereof, payable quarterly in arrears, in cash or by the issuance of additional shares of Series G Preferred Stock ; (iv) on the earlier of the (1) 90th calendar day following the issuance date and (2) the date the Common Stock is listed on a national exchange, the Company has the obligation to redeem the Series G Preferred Stock for an amount equal to 110% of the outstanding Stated Value of the Series G Preferred Stock , plus any accrued but unpaid dividends, plus all other amounts due to the Investor pursuant to the Certificate of Designation; and (v) the Preferred Stock will vote together with our common stock on an as-converted basis on all matters submitted to a vote of our shareholders, but not in excess of the 4.99% conversion limitation.

Under additional covenants set forth in the COD, holders of the Series G Preferred Stock enjoy certain other rights, including: (i) upon the consummation of an underwritten offering by the Company resulting in net proceeds of at least $3,000,000, occurring prior to the one year anniversary of the issue date, the Investor shall have the option to convert their Series G Preferred Stock, along with any other series of preferred stock of the Company then held by them, into the securities issued in such underwritten offering, at a 35% discount to the public offering price at which the securities in such offering are issued; (ii) the Investor has the right to have the conversion price adjusted downward to match the conversion price of any newly-issued variable price convertible security with a conversion price more favorable than that set forth in the COD; (iii) Investor has the right to participate in up to 20% of any future financings we may conduct.

The Company relied on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and Regulation D promulgated thereunder in connection with the issuance and sale of the Series G Preferred Stock and Conversion Shares. The offer and sale of the Series G Preferred Stock and Conversion Shares have not been registered under the Securities Act and may not be offered or sold in the United States in the absence of an effective registration statement or exemption from the registration requirements of the Securities Act, and in each case in compliance with applicable state securities laws.

Pursuant to the Securities Purchase Agreement, the Company has reserved 40,000 shares of common stock.

Issuance of Common Stock

On April 30, 2025, the Company agreed to issue 625,000 shares of common stock to multiple creditors in exchange for certain liabilities.

On April 30, 2025, the Company agreed to issue 78,209 shares of common stock in exchange for certain outstanding warrants.

20. Subsequent Events

Convertible senior secured debenture, Helena Global Investment Opportunities 1, Ltd. (“Helena”), 20% original issue discount, matures April 13, 2025

On January 13, 2025, the Company issued to Helena a senior convertible promissory note in the aggregate principal amount of $1,200,000 in connection with the January 2025 Securities Purchase Agreement. The Company received cash of $910,000, net of legal fees of $90,000 and a 20% original issue discount (“OID”), resulting in a total discount of $290,000. The interest on the outstanding principal due under the note is embedded within the 20% OID. Under the terms of the agreement the Company will repay the face value of the note on April 13, 2025.

The note is convertible into 480,000 shares of the Company’s common stock. Additionally, in connection with the note, the Company issued Helena 90 Series F Preferred Shares which are convertible into 90,453 of the Company’s common stock.

The Company also entered into an Equity Line of Credit agreement (“ELOC”) on January 13, 2025 with Helena. On March 13, 2025, the Company and Helena mutually agreed to terminate the ELOC for a termination fee of $150,000, to be paid to Helena within three days of the intended uplist to Nasdaq. As part of the ELOC, Helena received 34,286 commitment shares of the Company’s common stock, which survive termination of the ELOC.

In connection with the issuance of this debt, the Company issued a warrant to purchase 12,843 shares of the Company’s common stock to a broker.

Reverse stock split

On March 24, 2025, the Company effected a 1-for-250 reverse stock split of its common stock (the “Reverse Split”). All common share values and per-share amounts in this form 10-K reflect the Reverse Split.